Summary of Classes of Share Capital (Parenthetical) (Details) - Preferred Shares Series 27 [Member]	Apr. 04, 2022 $ / shares
Disclosure of classes of share capital [line items]
Redemption price per share	$ 1,000
Note issued price per share	$ 1,000
Annual Yield	5.75%
Reset spread	3.317%
Redemption Period Beginning Date	Oct. 02, 2027
Redemption Period End Date	Oct. 31, 2027